Note 13 - Stock Options and Warrants: Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Valuation Assumptions Table TextBlock (Details) - 6 months ended Feb. 28, 2015	Total
Minimum
Fair Value Assumptions, Risk Free Interest Rate	0.22%
Fair Value Assumptions, Expected Term	3 months 18 days
Fair Value Assumptions, Expected Volatility Rate	74.00%
Maximum
Fair Value Assumptions, Risk Free Interest Rate	1.61%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	241.00%
Employee Stock Option | Minimum
Fair Value Assumptions, Risk Free Interest Rate	1.45%
Fair Value Assumptions, Expected Term	4 years 10 months 13 days
Fair Value Assumptions, Expected Volatility Rate	523.00%
Employee Stock Option | Maximum
Fair Value Assumptions, Risk Free Interest Rate	1.49%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	538.00%